Equity Investments - Ownership Information of Equity Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Equity Investments
Income from Equity Investments	$ 49	$ 50
Equity Investments	732	813
Keystone Pipeline System
Equity Investments
Income from Equity Investments	49	50
Equity Investments	$ 732	813
Grand Rapids | Keystone Pipeline System
Equity Investments
Ownership interest percentage	50.00%
Income from Equity Investments	$ 39	39
Equity Investments	$ 628	705
HoustonLink Pipeline | Keystone Pipeline System
Equity Investments
Ownership interest percentage	50.00%
Income from Equity Investments	$ 1	1
Equity Investments	$ 13	14
Port Neches Link LLC | Keystone Pipeline System
Equity Investments
Ownership interest percentage	74.90%
Income from Equity Investments	$ 9	10
Equity Investments	$ 91	$ 94